SHARE CAPITAL AND SHAREBASED PAYMENTS (Details 5) - Earning loss Per Share [Member] - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Statement [Line Items]
Net Loss For The Period	$ 646	$ (1,818)
Basic Weighted Average Number Of Shares Outstanding	103,819,481	96,204,148
Effect Of Dilutive Share Options, Warrants, And Rsus	3,415,476
Diluted Weighted Average Number Of Shares Outstanding	107,234,957	96,204,148
Basic Loss Per Share	$ 0.01	$ (0.02)
Diluted Loss Per Share	$ 0.01	$ (0.02)